UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08349

Name of Fund: BlackRock MuniHoldings Insured Investment Fund (MFL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniHoldings Insured Investment Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 - 11/30/2008

Item 1 - Schedule of Investments

BlackRock MuniHoldings Insured Investment Fund
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
State                  Municipal Bonds                                                                   (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
California - 2.3%      Los Angeles County, California, Metropolitan Transportation Authority,
                       Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior
                       Series A, 7%, 7/01/20 (a)(b)(c)                                                  $10,000       $  10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 142.0%       Alachua County, Florida, School Board, COP, 5.25%, 7/01/29 (d)                     6,600           5,597,526
                       ------------------------------------------------------------------------------------------------------------
                       Beacon Tradeport Community Development District, Florida, Special
                       Assessment Revenue Refunding Bonds (Commercial Project), Series A,
                       5.625%, 5/01/32 (e)                                                                2,940           2,480,537
                       ------------------------------------------------------------------------------------------------------------
                       Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
                       Revenue Bonds (Health First, Inc. Project), 5%, 4/01/24                            2,600           1,827,644
                       ------------------------------------------------------------------------------------------------------------
                       Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
                       Revenue Bonds (Health First, Inc. Project), 5%, 4/01/34                            6,520           4,012,278
                       ------------------------------------------------------------------------------------------------------------
                       Broward County, Florida, Educational Facilities Authority Revenue Bonds
                       (Nova Southeastern University), 5%, 4/01/31 (f)                                    8,000           7,250,000
                       ------------------------------------------------------------------------------------------------------------
                       Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                       Series E, 5.90%, 10/01/39 (g)(h)(i)                                                4,150           3,935,611
                       ------------------------------------------------------------------------------------------------------------
                       Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (j)           9,600           8,737,152
                       ------------------------------------------------------------------------------------------------------------
                       Cape Coral, Florida, Special Obligation Revenue Bonds, 5%, 10/01/30 (a)            3,000           2,663,910
                       ------------------------------------------------------------------------------------------------------------
                       Clay County, Florida, School Board, COP (Master Lease Program),
                       5.75%, 7/01/10 (a)(k)                                                              1,320           1,414,037
                       ------------------------------------------------------------------------------------------------------------
                       Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities),
                       AMT, 6.50%, 10/01/25                                                                 900             725,499
                       ------------------------------------------------------------------------------------------------------------
                       Deltona, Florida, Transportation Capital Improvement Revenue Bonds,
                       5.125%, 10/01/26 (a)                                                               2,000           1,728,960
                       ------------------------------------------------------------------------------------------------------------
                       Emerald Coast, Florida, Utilities Authority, System Revenue Bonds,
                       5.25%, 1/01/26 (a)(l)                                                              1,130           1,022,187
                       ------------------------------------------------------------------------------------------------------------
                       Emerald Coast, Florida, Utilities Authority, System Revenue Bonds,
                       5.25%, 1/01/36 (a)(l)                                                              1,560           1,312,927
                       ------------------------------------------------------------------------------------------------------------
                       Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds
                       (Multi-County Program), AMT, Series A, 6.30%, 10/01/20 (a)(m)                         80              81,038
                       ------------------------------------------------------------------------------------------------------------
                       Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds
                       (Multi-County Program), AMT, Series A, 6.375%, 10/01/26 (a)(m)                       305             309,105
                       ------------------------------------------------------------------------------------------------------------
                       Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                       Series 2, 5.75%, 7/01/14 (a)                                                       1,085           1,088,212
                       ------------------------------------------------------------------------------------------------------------
                       Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                       Series 2, 5.90%, 7/01/29 (a)                                                       8,610           7,978,715
                       ------------------------------------------------------------------------------------------------------------
                       Florida Higher Educational Facilities Financing Authority Revenue Bonds
                       (Flagler College, Inc. Project), 5.25%, 11/01/36 (n)                              12,000           9,073,080

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
S/F     Single-Family
VRDN    Variable Rate Demand Notes

BlackRock MuniHoldings Insured Investment Fund
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
State                  Municipal Bonds                                                                   (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds,
                       AMT, Series 11, 5.95%, 1/01/32 (j)                                               $ 5,915       $   5,251,574
                       ------------------------------------------------------------------------------------------------------------
                       Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding
                       Bonds, AMT, Series 4, 6.25%, 7/01/22 (j)                                             665             678,307
                       ------------------------------------------------------------------------------------------------------------
                       Florida Housing Finance Corporation, Housing Revenue Bonds
                       (Waverly Apartments), AMT, Series C-1, 6.30%, 7/01/30 (j)                          2,055           1,921,363
                       ------------------------------------------------------------------------------------------------------------
                       Florida Municipal Loan Council Revenue Bonds, Series B,
                       5.375%, 11/01/25 (a)                                                               1,285           1,204,186
                       ------------------------------------------------------------------------------------------------------------
                       Florida Municipal Loan Council Revenue Bonds, Series B,
                       5.375%, 11/01/30 (a)                                                               4,150           3,765,378
                       ------------------------------------------------------------------------------------------------------------
                       Florida State Board of Education, Capital Outlay, GO, Public Education,
                       Refunding, Series D, 5.75%, 6/01/22 (j)                                            3,750           3,873,750
                       ------------------------------------------------------------------------------------------------------------
                       Florida State Board of Education, Lottery Revenue Bonds, Series B,
                       6.25%, 7/01/10 (k)(l)                                                             24,510          26,459,525
                       ------------------------------------------------------------------------------------------------------------
                       Florida State Board of Regents, Housing Revenue Bonds (University of
                       Central Florida), 5.25%, 10/01/26 (a)(l)                                           2,200           1,984,906
                       ------------------------------------------------------------------------------------------------------------
                       Florida State Department of Management Services, Division Facilities
                       Management Revenue Bonds (Florida Facilities Pool), Series A,
                       6%, 9/01/10 (d)(n)                                                                 3,505           3,792,059
                       ------------------------------------------------------------------------------------------------------------
                       Florida State Governmental Utility Authority, Utility Revenue Bonds
                       (Lehigh Utility System), 5.125%, 10/01/33 (d)                                      2,900           2,626,182
                       ------------------------------------------------------------------------------------------------------------
                       Hernando County, Florida, School Board, COP, 5%, 7/01/30 (a)                       5,390           4,362,181
                       ------------------------------------------------------------------------------------------------------------
                       Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT,
                       Series A, 5.50%, 10/01/38 (f)                                                     10,745           8,449,116
                       ------------------------------------------------------------------------------------------------------------
                       Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds,
                       AMT, Series C, 5.75%, 10/01/26 (f)                                                 2,875           2,472,471
                       ------------------------------------------------------------------------------------------------------------
                       Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT,
                       Series 1, 5.375%, 10/01/49 (g)(h)(i)                                               6,340           5,368,839
                       ------------------------------------------------------------------------------------------------------------
                       Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company
                       Project), Series B, 5.15%, 9/01/25                                                 2,100           2,079,777
                       ------------------------------------------------------------------------------------------------------------
                       Hillsborough County, Florida, Port District Revenue Bonds (Tampa Port
                       Authority Project), AMT, 5%, 6/01/36 (a)                                           3,425           2,365,545
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Economic Development Commission, Health Care
                       Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series A,
                       5.50%, 11/15/36 (a)                                                                1,800           1,546,722
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and
                       Improvement Bonds, 5.25%, 10/01/32 (a)(l)                                          7,305           6,788,902
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
                       (Baptist Medical Center Project), 5%, 8/15/37 (j)                                 14,100          12,093,570
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%, 11/01/38 (f)        11,760          10,228,025
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT,
                       5.625%, 11/01/26 (a)                                                               1,870           1,551,352
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50%, 10/01/16 (d)                2,000           2,107,360
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Insured Investment Fund
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
State                  Municipal Bonds                                                                   (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50%, 10/01/18 (d)              $ 3,800       $   3,940,030
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Water and Sewer Revenue Bonds (United Water Florida
                       Project), AMT, 6.35%, 8/01/25 (d)                                                  1,500           1,361,370
                       ------------------------------------------------------------------------------------------------------------
                       Lee County, Florida, Airport Revenue Bonds, AMT, Series A,
                       6%, 10/01/29 (j)                                                                  19,925          17,400,901
                       ------------------------------------------------------------------------------------------------------------
                       Lee County, Florida, Capital Revenue Bonds, 5.25%, 10/01/23 (d)                    4,225           4,177,511
                       ------------------------------------------------------------------------------------------------------------
                       Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
                       Program), AMT, Series A-1, 7.20%, 3/01/33 (g)(i)                                      65              65,835
                       ------------------------------------------------------------------------------------------------------------
                       Lee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                       Series A-2, 6.30%, 3/01/29 (g)(h)(i)                                                 255             258,310
                       ------------------------------------------------------------------------------------------------------------
                       Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A,
                       5%, 4/01/32 (d)                                                                    9,000           7,856,280
                       ------------------------------------------------------------------------------------------------------------
                       Leesburg, Florida, Capital Improvement Revenue Bonds,
                       5.25%, 10/01/27 (a)(l)                                                             1,605           1,463,359
                       ------------------------------------------------------------------------------------------------------------
                       Leesburg, Florida, Capital Improvement Revenue Bonds,
                       5.25%, 10/01/34 (a)(l)                                                             3,425           3,004,239
                       ------------------------------------------------------------------------------------------------------------
                       Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                       Sub-Series 1, 6.25%, 11/01/28 (i)                                                    310             313,921
                       ------------------------------------------------------------------------------------------------------------
                       Martin County, Florida, Utilities System Revenue Bonds,
                       5.125%, 10/01/33 (d)                                                               5,990           5,219,746
                       ------------------------------------------------------------------------------------------------------------
                       Miami Beach, Florida, Stormwater Revenue Bonds, 5.75%, 9/01/16 (a)(l)              1,630           1,701,638
                       ------------------------------------------------------------------------------------------------------------
                       Miami Beach, Florida, Stormwater Revenue Bonds, 5.25%, 9/01/20 (a)(l)              1,000           1,003,220
                       ------------------------------------------------------------------------------------------------------------
                       Miami Beach, Florida, Stormwater Revenue Bonds, 5.25%, 9/01/25 (a)(l)              4,400           4,010,424
                       ------------------------------------------------------------------------------------------------------------
                       Miami Beach, Florida, Stormwater Revenue Bonds, 5.375%, 9/01/30 (a)(l)             1,910           1,691,782
                       ------------------------------------------------------------------------------------------------------------
                       Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.625%, 9/01/18 (d)           2,690           2,797,277
                       ------------------------------------------------------------------------------------------------------------
                       Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75%, 9/01/25 (d)           10,600          10,645,050
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A,
                       5%, 10/01/33 (j)                                                                  10,010           7,487,380
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A,
                       5.125%, 10/01/35 (j)                                                              11,105           8,351,182
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International
                       Airport), AMT, Series A, 6%, 10/01/24 (a)(l)                                       6,000           5,346,180
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International
                       Airport), AMT, Series A, 6%, 10/01/29 (a)(l)                                      10,000           8,752,700
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                       International Airport), AMT, Series A, 5.50%, 10/01/41 (j)                        11,400           8,935,776
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                       (University of Miami), Series A, 6%, 4/01/10 (d)(k)                               19,425          20,704,330
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Expressway Authority, Toll System Revenue
                       Bonds, Series B, 5.25%, 7/01/27 (a)(l)                                             8,995           8,207,128
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Expressway Authority, Toll System Revenue
                       Bonds, Series B, 5%, 7/01/33 (a)(l)                                                1,865           1,588,514
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Expressway Authority, Toll System Revenue
                       Refunding Bonds, 5.125%, 7/01/25 (a)(l)                                           12,250          11,805,202
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, GO (Parks Program), 6%, 11/01/24 (a)(l)                6,705           6,896,160
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Insured Investment Fund
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
State                  Municipal Bonds                                                                   (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds,
                       AMT, Series A, 5.55%, 10/01/49 (g)(h)(i)                                         $ 5,500       $   4,727,030
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, HFA, M/F Mortgage Revenue Bonds (Marbrisa
                       Apartments Project), AMT, Series 2A, 6%, 8/01/26 (j)                               2,185           2,044,832
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, IDA, IDR (Airis Miami II LLC Project), AMT,
                       6%, 10/15/19 (d)                                                                   5,100           4,808,433
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project),
                       Series A, 5.25%, 10/01/20 (d)                                                      3,280           3,311,521
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
                       5.25%, 5/01/28 (f)                                                                 7,480           6,938,224
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
                       5.25%, 5/01/30 (f)                                                                 6,625           6,082,214
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Solid Waste System Revenue Bonds,
                       5.50%, 10/01/15 (j)                                                                2,945           3,094,871
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Solid Waste System Revenue Bonds,
                       5.50%, 10/01/16 (j)                                                                3,105           3,263,013
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Solid Waste System Revenue Bonds,
                       5.25%, 10/01/30 (a)                                                                8,800           7,912,872
                       ------------------------------------------------------------------------------------------------------------
                       Nassau County, Florida, Water and Sewer System Revenue Bonds,
                       5.125%, 9/01/33 (a)                                                                5,175           4,510,426
                       ------------------------------------------------------------------------------------------------------------
                       Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                       (Orlando Regional Healthcare), 6%, 12/01/12 (k)                                    9,220          10,352,124
                       ------------------------------------------------------------------------------------------------------------
                       Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                       (Orlando Regional Healthcare), Series A, 6.25%, 10/01/18 (a)                       5,000           5,110,050
                       ------------------------------------------------------------------------------------------------------------
                       Orange County, Florida, Health Facilities Authority, Hospital
                       Revenue Refunding Bonds (Orlando Regional Healthcare), Series B,
                       5.25%, 12/01/29 (j)                                                                6,800           6,127,956
                       ------------------------------------------------------------------------------------------------------------
                       Orange County, Florida, School Board, COP, 5.50%, 8/01/25 (d)                      1,300           1,368,523
                       ------------------------------------------------------------------------------------------------------------
                       Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent
                       Contract Payments), Series A, 5.25%, 11/01/38 (f)                                 10,250           9,032,300
                       ------------------------------------------------------------------------------------------------------------
                       Orlando-Orange County Expressway Authority, Florida, Expressway Revenue
                       Bonds, Series B, 5%, 7/01/30 (d)                                                   3,250           2,830,912
                       ------------------------------------------------------------------------------------------------------------
                       Orlando-Orange County Expressway Authority, Florida, Expressway Revenue
                       Bonds, Series B, 5%, 7/01/35 (d)                                                  37,550          31,713,228
                       ------------------------------------------------------------------------------------------------------------
                       Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds,
                       5.375%, 10/01/18 (d)                                                               3,155           3,236,651
                       ------------------------------------------------------------------------------------------------------------
                       Osceola County, Florida, Tourist Development Tax Revenue Bonds,
                       Series A, 5.50%, 10/01/27 (a)(l)                                                   5,560           5,010,561
                       ------------------------------------------------------------------------------------------------------------
                       Palm Beach County, Florida, School Board, COP, Refunding, Series B,
                       5.375%, 8/01/17 (d)                                                                6,115           6,193,517
                       ------------------------------------------------------------------------------------------------------------
                       Palm Beach County, Florida, School Board, COP, Series A, 6%,
                       8/01/10 (k)(l)(n)                                                                  5,070           5,459,782
                       ------------------------------------------------------------------------------------------------------------
                       Palm Beach County, Florida, School Board, COP, Series A, 6.25%,
                       8/01/10 (k)(l)                                                                    13,205          14,274,341
                       ------------------------------------------------------------------------------------------------------------
                       Palm Beach County, Florida, School Board, COP, Series A, 5%, 8/01/31 (j)          13,500          12,146,085
                       ------------------------------------------------------------------------------------------------------------
                       Panama City, Florida, Water and Sewer Revenue Bonds, Series B,
                       5.25%, 10/01/22 (a)                                                                3,000           2,993,940
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Insured Investment Fund
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
State                  Municipal Bonds                                                                   (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Port St. Lucie, Florida, Utility Revenue Bonds, 5.25%, 9/01/26 (a)               $ 1,280       $   1,194,406
                       ------------------------------------------------------------------------------------------------------------
                       Port St. Lucie, Florida, Utility Revenue Bonds, 5.25%, 9/01/27 (a)                 1,345           1,245,040
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf
                       Project), 5.50%, 9/01/15 (a)                                                       1,275           1,338,457
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf
                       Project), 5.50%, 9/01/16 (a)                                                       1,345           1,410,434
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf
                       Project), 5.50%, 9/01/17 (a)                                                       1,420           1,470,552
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf
                       Project), 5.50%, 9/01/18 (a)                                                       1,500           1,536,630
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
                       5%, 10/01/31 (j)                                                                   3,200           2,863,072
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
                       5%, 10/01/35 (j)                                                                   4,980           4,385,537
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
                       5%, 10/01/37 (j)                                                                   8,200           7,161,880
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A,
                       5.25%, 10/01/28 (d)                                                                1,375           1,275,739
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A,
                       5.25%, 10/01/31 (d)                                                                1,355           1,245,164
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A,
                       5.25%, 10/01/34 (d)                                                                2,000           1,817,480
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B,
                       5.25%, 10/01/27 (d)                                                                1,430           1,334,247
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B,
                       5.25%, 10/01/32 (d)                                                                  840             768,323
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Transportation Improvement Revenue Bonds,
                       5.125%, 10/01/32 (d)                                                               3,500           3,188,220
                       ------------------------------------------------------------------------------------------------------------
                       Saint Lucie County, Florida, School Board, COP, 6.25%, 7/01/10 (j)(k)              4,055           4,377,535
                       ------------------------------------------------------------------------------------------------------------
                       Saint Lucie County, Florida, School Board, COP, Refunding, Series A,
                       5.50%, 7/01/18 (j)                                                                 1,495           1,552,483
                       ------------------------------------------------------------------------------------------------------------
                       Saint Lucie County, Florida, School Board, COP, Refunding, Series C,
                       5.50%, 7/01/18 (j)                                                                 1,170           1,214,986
                       ------------------------------------------------------------------------------------------------------------
                       Saint Lucie, Florida, West Services District, Utility Revenue Bonds,
                       5.25%, 10/01/34 (a)                                                                1,720           1,469,534
                       ------------------------------------------------------------------------------------------------------------
                       Saint Lucie, Florida, West Services District, Utility Revenue Bonds,
                       5%, 10/01/38 (a)                                                                   4,750           3,821,185
                       ------------------------------------------------------------------------------------------------------------
                       Saint Lucie, Florida, West Services District, Utility Revenue Refunding
                       Bonds, Senior Lien, 6%, 10/01/22 (a)                                               3,250           3,326,537
                       ------------------------------------------------------------------------------------------------------------
                       Santa Rosa County, Florida, School Board, COP, Refunding, Series 2,
                       5.25%, 2/01/31 (a)(l)                                                              8,795           7,288,153
                       ------------------------------------------------------------------------------------------------------------
                       Seminole County, Florida, Water and Sewer Revenue Bonds, 5%, 10/01/31              5,000           4,603,550
                       ------------------------------------------------------------------------------------------------------------
                       South Florida Water Management District, COP, 5%, 10/01/31 (d)                     4,610           4,205,795
                       ------------------------------------------------------------------------------------------------------------
                       South Lake County, Florida, Hospital District Revenue Bonds (South Lake
                       Hospital, Inc.), 5.80%, 10/01/34                                                   1,750           1,345,540
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Insured Investment Fund
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
State                  Municipal Bonds                                                                   (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Sunrise, Florida, Utility System Revenue Refunding Bonds,
                       5.20%, 10/01/22 (d)                                                              $ 2,250       $   2,118,465
                       ------------------------------------------------------------------------------------------------------------
                       Tallahassee, Florida, Lease Revenue Bonds (Florida State University
                       Project), Series A, 5.25%, 8/01/23 (a)                                             2,800           2,638,412
                       ------------------------------------------------------------------------------------------------------------
                       Tallahassee, Florida, Lease Revenue Bonds (Florida State University
                       Project), Series A, 5.375%, 8/01/26 (a)                                            1,000             969,420
                       ------------------------------------------------------------------------------------------------------------
                       Tampa Bay, Florida, Water Utility System Revenue Bonds,
                       6%, 10/01/11 (k)(l)                                                               30,335          33,501,367
                       ------------------------------------------------------------------------------------------------------------
                       Taylor County, Florida, Sales Tax Revenue Bonds, 6%, 10/01/10 (k)(l)               3,835           4,123,929
                       ------------------------------------------------------------------------------------------------------------
                       University of Central Florida Athletics Association Inc., COP, Series A,
                       5.25%, 10/01/34 (a)(l)                                                             8,935           7,007,184
                       ------------------------------------------------------------------------------------------------------------
                       Village Center Community Development District, Florida, Recreational
                       Revenue Bonds, Series A, 5.375%, 11/01/34 (a)                                     10,775           8,836,577
                       ------------------------------------------------------------------------------------------------------------
                       Village Center Community Development District, Florida, Recreational
                       Revenue Bonds, Series A, 5.125%, 11/01/36 (a)                                      1,750           1,355,043
                       ------------------------------------------------------------------------------------------------------------
                       Village Center Community Development District, Florida, Utility Revenue
                       Bonds, 5.25%, 10/01/23 (a)                                                         3,000           2,918,430
                       ------------------------------------------------------------------------------------------------------------
                       Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson
                       University Project), Series A, 5%, 6/01/25 (o)                                     2,075           1,686,539
                       ------------------------------------------------------------------------------------------------------------
                       Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson
                       University Project), Series A, 5%, 6/01/35 (o)                                     1,740           1,272,114
                                                                                                                      -------------
                                                                                                                        621,606,318
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.0%         Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate
                       Lien General Revenue Refunding Bonds, Series C, 5%, 1/01/33 (j)                    9,700           8,618,547
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 1.5%        Chicago, Illinois, Transit Authority, Capital Grant Receipts Revenue Bonds
                       (Federal Transit Administration Section 5309 Formula Funds), Series A,
                       6%, 6/01/26 (f)                                                                    6,315           6,462,771
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 2.2%       Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds
                       (Fairview Health Services), Series B, 6.50%, 11/15/38 (f)                          9,900           9,583,101
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 1.9%          Clark County, Nevada, Water Reclamation District, Limited Tax, GO,
                       6%, 7/01/38                                                                        8,000           8,145,360
-----------------------------------------------------------------------------------------------------------------------------------
New York - 5.6%        Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                       VRDN, Series D-1, 4%, 11/01/29 (b)(c)(j)                                          24,900          24,900,000
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 2.8%           Harris County, Texas, Health Facilities Development Corporation, Hospital
                       Revenue Refunding Bonds (Memorial Hermann Healthcare System),
                       Series B, 7.25%, 12/01/35                                                          1,500           1,503,150
                       ------------------------------------------------------------------------------------------------------------
                       North Texas Tollway Authority, System Revenue Refunding Bonds,
                       First Tier, Series K-1, 5.75%, 1/01/38 (f)                                         6,400           6,005,504
                       ------------------------------------------------------------------------------------------------------------
                       Tarrant County, Texas, Cultural Education Facilities Financing Corporation,
                       Revenue Refunding Bonds (CHRISTUS Health), Series A, 6.50%, 7/01/37 (f)            5,150           4,851,249
                                                                                                                      -------------
                                                                                                                         12,359,903
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.6%     Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                       Control Facilities Revenue Bonds (University Plaza Project), Series A,
                       5.625%, 7/01/19 (a)                                                                2,725           2,575,152
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Municipal Bonds - 160.9%                                                                   704,251,152
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Insured Investment Fund
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
State                  Municipal Bonds Transferred to Tender Option Bond Trusts (p)                      (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 8.4%         Jacksonville Electric Authority, Florida, Saint John's River Power Park
                       System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37                        $ 6,080       $   5,371,255
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/27 (a)                  10,000           9,552,700
                       ------------------------------------------------------------------------------------------------------------
                       Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
                       Program), AMT, Series A-2, 6%, 9/01/40 (g)(h)(i)                                   8,295           8,150,584
                       ------------------------------------------------------------------------------------------------------------
                       Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT,
                       Series A, 5.90%, 9/01/40 (g)(h)(i)                                                 4,353           3,960,699
                       ------------------------------------------------------------------------------------------------------------
                       Polk County, Florida, School Board COP, Master Lease, Series A,
                       5.50%, 1/01/10 (g)                                                                 9,873           9,747,998
                                                                                                                      -------------
                                                                                                                         36,783,236
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Municipal Bonds Transferred to Tender Option Bond Trusts - 8.4%                             36,783,236
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Long-Term Investments (Cost - $810,423,447) - 169.3%                                       741,034,388
-----------------------------------------------------------------------------------------------------------------------------------

                       Short-Term Securities                                                            Shares
-----------------------------------------------------------------------------------------------------------------------------------
                       CMA Florida Municipal Money Fund, 0.84% (q)(r)                                 8,257,840           8,257,840
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Short-Term Securities (Cost - $8,257,840) - 1.9%                                             8,257,840
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Investments (Cost - $818,681,287*) - 171.2%                                                749,292,228

                       Other Assets Less Liabilities - 1.8%                                                               7,973,048

                       Liability for Trust Certificates, Including Interest Expense and
                       Fees Payable - (5.3)%                                                                            (23,372,865)

                       Preferred Shares, at Redemption Value - (67.7)%                                                 (296,226,724)
                                                                                                                      -------------
                       Net Assets Applicable to Common Shares - 100.0%                                                $ 437,665,687
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 782,830,904
                                                                  =============
      Gross unrealized appreciation                               $  12,042,538
      Gross unrealized depreciation                                 (68,732,014)
                                                                  -------------
      Net unrealized depreciation                                 $ (56,689,476)
                                                                  =============

(a)   MBIA Insured.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(d)   AMBAC Insured.
(e)   Radian Insured.
(f)   Assured Guaranty Insured.
(g)   FNMA Collateralized.
(h)   FHLMC Collateralized.
(i)   GNMA Collateralized.
(j)   FSA Insured.
(k) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(l)   FGIC Insured.
(m)   FHA Insured.
(n)   XL Capital Insured.

BlackRock MuniHoldings Insured Investment Fund
Schedule of Investments November 30, 2008 (Unaudited)

(o)   CIFG Insured.
(p) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                             Net
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund                 6,784,606    $ 102,729
      --------------------------------------------------------------------------
(r)   Represents the current yield as of report date.

BlackRock MuniHoldings Insured Investment Fund
Schedule of Investments November 30, 2008 (Unaudited)

o Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
       Inputs                                                       Securities
      --------------------------------------------------------------------------
      Level 1                                                      $   8,257,840
      Level 2                                                        741,034,388
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                        $ 749,292,228
                                                                   =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Investment Fund


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniHoldings Insured Investment Fund

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniHoldings Insured Investment Fund

Date: January 20, 2009


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniHoldings Insured Investment Fund

Date: January 20, 2009